Investments (Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 23,180,206	¥ 24,298,924
Gross unrealized gains, available-for-sale securities		2,282,634	2,783,690
Gross unrealized losses, available-for-sale securities		10,315	11,904
Fair value, available-for-sale securities		25,452,525	27,070,710
Amortized cost, held-to-maturity securities		4,818,961	5,647,341
Gross unrealized gains, held-to-maturity securities		60,514	31,260
Gross unrealized losses, held-to-maturity securities		6,266	794
Fair value, held-to-maturity securities		4,873,209	5,677,807
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	920,375	806,877
Gross unrealized gains, available-for-sale securities	[1]	29,804	17,280
Gross unrealized losses, available-for-sale securities	[1],[2]	1,293	2,427
Fair value, available-for-sale securities	[1]	948,886	821,730
Amortized cost, held-to-maturity securities	[3]	1,058,929	1,287,215
Gross unrealized gains, held-to-maturity securities	[3]	3,894	2,259
Gross unrealized losses, held-to-maturity securities	[3]	6,266	621
Fair value, held-to-maturity securities	[3]	1,056,557	1,288,853
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		15,672,171	17,391,144
Gross unrealized gains, available-for-sale securities		91,420	25,110
Gross unrealized losses, available-for-sale securities		1,015	2,587
Fair value, available-for-sale securities		15,762,576	17,413,667
Amortized cost, held-to-maturity securities		3,760,032	4,360,126
Gross unrealized gains, held-to-maturity securities		56,620	29,001
Gross unrealized losses, held-to-maturity securities			173
Fair value, held-to-maturity securities		3,816,652	4,388,954
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		234,587	234,421
Gross unrealized gains, available-for-sale securities		6,097	4,183
Gross unrealized losses, available-for-sale securities		3	16
Fair value, available-for-sale securities		240,681	238,588
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		436,792	116,408
Gross unrealized gains, available-for-sale securities		1,720	1,259
Gross unrealized losses, available-for-sale securities		32	454
Fair value, available-for-sale securities		438,480	117,213
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		939,808	961,684
Gross unrealized gains, available-for-sale securities		2,740	4,437
Gross unrealized losses, available-for-sale securities		153	237
Fair value, available-for-sale securities		942,395	965,884
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		206,882	260,456
Gross unrealized gains, available-for-sale securities		4,254	4,426
Gross unrealized losses, available-for-sale securities		878	1,408
Fair value, available-for-sale securities		210,258	263,474
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		186,525	169,342
Gross unrealized gains, available-for-sale securities		788	889
Gross unrealized losses, available-for-sale securities		523	961
Fair value, available-for-sale securities		186,790	169,270
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	2,079,599	1,930,054
Gross unrealized gains, available-for-sale securities	[4]	15,688	13,366
Gross unrealized losses, available-for-sale securities	[4]	420	1,496
Fair value, available-for-sale securities	[4]	2,094,867	1,941,924
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	839,981	730,910
Gross unrealized gains, available-for-sale securities	[5]	8,744	12,026
Gross unrealized losses, available-for-sale securities	[5]	1,421	1,133
Fair value, available-for-sale securities	[5]	847,304	741,803
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,663,486	1,697,628
Gross unrealized gains, available-for-sale securities		2,121,379	2,700,714
Gross unrealized losses, available-for-sale securities		4,577	1,185
Fair value, available-for-sale securities		¥ 3,780,288	¥ 4,397,157

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015, and ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015, and ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥165,602 million at March 31, 2015, and ¥158,446 million at March 31, 2016.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥142,543 million at March 31, 2015, and ¥201,952 million at March 31, 2016.